DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - Cash flow hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges
Beginning Balance	£ (453)	£ (496)
Effective portion of changes in fair value:	197	(457)
Income statement transfers:	536	500
Ending Balance	280	(453)
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	469	(761)
Income statement transfers:	305	488
Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(295)	405
Income statement transfers:	151	(216)
Interest rate/foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(59)	(172)
Income statement transfers:	89	231
Inflation risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	82	71
Income statement transfers:	£ (9)	£ (3)